Note 2 - Significant and Critical Accounting Policies and Practices: Subsequent Events (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Subsequent Events

Subsequent Events

The Company follows the guidance in Section 855-10-50 of the FASB Accounting Standards Codification for the disclosure of subsequent events. The Company will evaluate subsequent events through the date when the financial statements were issued.  Pursuant to ASU 2010-09 of the FASB Accounting Standards Codification, the Company as an SEC filer considers its financial statements issued when they are widely distributed to users, such as through filing them on EDGAR.